Retirement benefit obligations - Schedule of Retirement Benefits Recognised in Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of employee benefits [Abstract]
Retirement benefit assets	£ 3,028	£ 3,624
Retirement benefit obligations	(122)	(136)
Total amounts recognised in the balance sheet	£ 2,906	£ 3,488